RELATED PARTY TRANSACTIONS - Key management compensation (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
RELATED PARTY TRANSACTIONS
Consulting fees	$ 558,463	$ 413,250
Salaries and benefits		37,792
Share-based compensation	1,531,816	477,460
Total	$ 2,090,280	$ 928,502